Cash and cash equivalents: Restricted (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents:
Restricted cash and cash equivalents used for passenger facility charge authorized by FAA	$ 123,081	$ 5,055